PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 8,403	$ 8,918
Less: Accumulated depreciation	(7,090)	(6,733)
Property and equipment, net	1,313	2,185
Depreciation expenses	944	1,419	$ 1,280
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	565	1,195
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	3,438	3,350
IT equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	2,535	2,454
Vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	1,630	1,705
Construction-in-process
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 235	$ 214